Summary of Significant Accounting Policies - Divestitures/Held for Sale (Details) - USD ($) $ in Millions	Aug. 01, 2022	Jul. 08, 2022	Jun. 30, 2022	Mar. 21, 2022
US Holdings
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Dividends payable			$ 396
Global Enterprise Solutions | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of business, consideration to be received				$ 450
Global Enterprise Solutions | Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of business, consideration to be received				450
Global Enterprise Solutions | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of businesses	$ 427
Advanced Acoustic Concepts | Disposal Group, Held-for-sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of business, consideration to be received				$ 56
Advanced Acoustic Concepts | Disposal Group, Disposed of by Sale, Not Discontinued Operations | Subsequent Event
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of interest in joint venture		$ 56